Document and Entity Information	6 Months Ended
Jun. 30, 2023 shares
Document Information [Line Items]
Entity Registrant Name	BARRICK GOLD CORP
Entity Central Index Key	0000756894
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Amendment Flag	false
Number of shares outstanding	1,755,467,937